PARENT COMPANY INFORMATION - Cash flow (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of parent company information
Net income	$ 5,365,454	$ 5,184,551	$ 3,162,433
Net cash provided by operating activities	5,634,994	8,731,562	5,108,316
Net cash provided (used in) by investing activities	(3,063,527)	(3,047,304)	(3,610,068)
Net cash (used in) provided by financing activities	(895,991)	(997,557)	(1,445,976)
Effect of exchange rate changes on cash and cash equivalents	40,477	1,377,744	91,562
Cash and cash equivalents at beginning of year	28,401,283	22,336,838	22,193,004
Cash and cash equivalents at end of year	30,117,236	28,401,283	22,336,838
Parent
Disclosure of parent company information
Net income	3,033,379	2,915,984	1,964,919
Adjustments to reconcile net income to net cash used by operating activities	(1,753,640)	(1,785,764)	(880,322)
Net cash provided by operating activities	1,279,739	1,130,220	1,084,597
Net cash provided (used in) by investing activities	(145)	(144)	(295)
Net cash (used in) provided by financing activities	(1,267,976)	(1,128,498)	(1,096,011)
Increase (decrease) in cash and cash equivalents (before effect of exchange rate changes on cash and cash equivalents)	11,618	1,578	(11,709)
Effect of exchange rate changes on cash and cash equivalents	1,014	1,611	(93)
Cash and cash equivalents at beginning of year	38,667	35,478	47,280
Cash and cash equivalents at end of year	$ 51,299	$ 38,667	$ 35,478